As filed with the Securities and Exchange Commission on April 25, 2023
1933 Act Registration No. 333-43373
1940 Act Registration No. 811-08569
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 33
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 36
Lincoln Life Variable Annuity Account Q
(Exact Name of Registrant)
Multi-Fund® Group
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1301 South Harrison Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2023, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under group flexible payment deferred variable annuity contracts.

EXPLANATORY NOTE

This Post-Effective Amendment No. 33 is filed for the sole purpose of correcting an error on the signature page in Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on April 14, 2023. Parts A, B, and C contained in Post-Effective Amendment No. 32 are hereby incorporated by reference into this Post-Effective Amendment No. 33.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 25th day of April, 2023, at 8:03 am.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
(Registrant)
Multi-Fund® Group

By: /s/ John D. Weber
John D. Weber
       Vice President, The Lincoln National Life Insurance Company
       (Title)

Signed on its behalf, in the City of Hartford, and the State of Connecticut on this 24th day of April, 2023, at 9:53 pm.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Matthew L. Condos
                                                                                                                                     Matthew L. Condos
(Signature-Officer of Depositor)
Senior Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 25, 2023, at 8:03 am.

Signature	Title
*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director (Principal Executive Officer)
* /s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director (Principal Financial Officer)
* /s/ Craig T. Beazer Craig T. Beazer	Executive Vice President and Director
* /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer, and Director
* /s/ Adam M. Cohen Adam M. Cohen	Senior Vice President and Chief Accounting Officer (Principal Accounting Officer)
*/s/ Eric B. Wilmer Eric B. Wilmer	Assistant Vice President and Director
* By /s/ John D. Weber, Pursuant to a Power of Attorney John D. Weber